Impairment of goodwill and long-lived assets (Tables)	12 Months Ended
Mar. 31, 2014
Impairment of goodwill and long-lived assets
Schedule of changes in the carrying amount of goodwill by reportable segment

Luxoft
Balances at March 31, 2012	$10,990

Acquisition of FOSS (Note 3)	361

Balances at March 31, 2013	$11,351

Balances at March 31, 2014	$11,351